Investments - Movement of Investments in the Jointly-controlled Entities (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Beginning balance	R$ 8,753	R$ 9,745
Equity method gain (Statement of income)	(252)	(302)
Equity method gain(Other comprehensive income)	(41)	1
Dividends	(420)	(632)
Injections / acquisitions	292	1,455
Sales	(569)	(706)
Other	29	(808)
Ending balance	7,792	8,753	R$ 9,745
Beginning balance	8,694	9,717	8,040
Equity method gain (Statement of income)	(252)	(302)	393
Equity method gain(Other comprehensive income)	(41)	1	53
Dividends	(420)	(632)	(475)
Injections / acquisitions	292	1,455	1,071
Sales	(569)	(706)
Incorporation		0
Other	88	(839)	635
Ending balance	7,792	8,694	9,717
Companhia Transleste de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	22	18	14
Equity method gain (Statement of income)	5	6	8
Dividends	(7)	(2)	(4)
Sales	(20)
Ending balance		22	18
Companhia Transudeste de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	21	18	13
Equity method gain (Statement of income)	3	4	5
Dividends	(12)	(1)
Sales	(12)
Ending balance		21	18
Companhia Transirape de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	24	19	13
Equity method gain (Statement of income)	4	5	6
Dividends	(6)
Sales	(22)
Ending balance		24	19
Transchile Charrua Transmision SA [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		108	67
Equity method gain (Statement of income)		2	5
Equity method gain(Other comprehensive income)		(23)	36
Sales		(87)
Ending balance			108
Companhia de Transmissao Centroeste de Minas [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	21	18	22
Equity method gain (Statement of income)		5	2
Dividends		(2)	(6)
Ending balance	21	21	18
Light [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,070	1,188	1,198
Equity method gain (Statement of income)	35	(121)	(11)
Equity method gain(Other comprehensive income)	(3)	3	2
Dividends			(1)
Other	432
Ending balance	1,534	1,070	1,188
Axxiom Solucoes Tecnologicas [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	19	24	23
Equity method gain (Statement of income)	(7)	(5)	1
Ending balance	12	19	24
Hidreletrica Cachoeirao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	50	42	34
Equity method gain (Statement of income)	10	10	8
Dividends	(3)	(2)
Other	1
Ending balance	58	50	42
Guanhaes energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		19	69
Equity method gain (Statement of income)	(13)	(103)	(49)
Dividends			(1)
Injections / acquisitions	97	25
Other	(59)	59
Ending balance	25		19
Beginning balance	(59)
Other	59	(59)
Ending balance		(59)
Hidreletrica Pipoca [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	32	27	28
Equity method gain (Statement of income)	2	5	2
Dividends	(8)		(3)
Ending balance	26	32	27
Madeira Energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	644	676	674
Equity method gain (Statement of income)	(109)	(71)	2
Injections / acquisitions		39
Ending balance	535	644	676
Fip Melbourne [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	677	703	708
Equity method gain (Statement of income)	(95)	(63)	(5)
Injections / acquisitions		40
Other		(3)
Ending balance	582	677	703
Lightger [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	42	37	38
Equity method gain (Statement of income)	2	5	(1)
Dividends	(3)
Ending balance	41	42	37
Baguari Energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	162	187	193
Equity method gain (Statement of income)	17	41	12
Dividends	(30)	(14)	(18)
Other	(1)	(52)
Ending balance	148	162	187
Central Eolica Praias de Parajuru [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	63	63	62
Equity method gain (Statement of income)	(1)		2
Dividends			(1)
Other	(2)
Ending balance	60	63	63
Central Eolica Volta do Rio [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	81	85	84
Equity method gain (Statement of income)	(12)	(4)	2
Dividends			(1)
Other	(1)
Ending balance	68	81	85
Central Eolica Praias de Morgado [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	60	62	62
Equity method gain (Statement of income)	(8)	(2)
Other	(1)
Ending balance	51	60	62
Amazonia Energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	781	495	395
Equity method gain (Statement of income)	1	(6)	(19)
Dividends			(1)
Injections / acquisitions	85	292	120
Ending balance	867	781	495
Ativas Data Center [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	18
Equity method gain (Statement of income)	(2)	(31)	(28)
Injections / acquisitions		99
Other	1	(50)	28
Ending balance	17	18
Beginning balance		(28)
Other		28	(28)
Ending balance			(28)
Epicaresempreend Imentos [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			92
Equity method gain (Statement of income)			1
Dividends			1
Other			(94)
Parati [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		358	372
Equity method gain (Statement of income)		(24)	3
Equity method gain(Other comprehensive income)		1
Dividends			(17)
Incorporation		(335)
Ending balance			358
Taesa [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,583	2,242	2,188
Equity method gain (Statement of income)	216	342	383
Dividends	(183)	(382)	(329)
Sales	(515)	(619)
Ending balance	1,101	1,583	2,242
Renova [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	689	1,527	1,538
Equity method gain (Statement of income)	(390)	(372)	(25)
Equity method gain(Other comprehensive income)	(34)	19	15
Dividends			(1)
Injections / acquisitions	18	278
Other	(1)	(763)
Ending balance	282	689	1,527
Alianca Geracao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,319	1,327	3
Equity method gain (Statement of income)	72	104	107
Dividends	(149)	(112)	(93)
Injections / acquisitions			581
Other			729
Ending balance	1,242	1,319	1,327
Alianca Norte [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	527	354
Equity method gain (Statement of income)	(2)	(7)	(13)
Injections / acquisitions	51	180	367
Other	1
Ending balance	577	527	354
Retiro Baixo [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	162	148	150
Equity method gain (Statement of income)	10	16	(5)
Dividends	(14)	(2)
Injections / acquisitions			3
Ending balance	158	162	R$ 148
Luce [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	344
Equity method gain (Statement of income)		(18)
Equity method gain(Other comprehensive income)		1
Dividends		(57)
Injections / acquisitions		252
Incorporation		166
Ending balance		344
RME [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	339
Equity method gain (Statement of income)	7	(20)
Equity method gain(Other comprehensive income)	(2)
Dividends		(58)
Injections / acquisitions	38	247
Incorporation		169
Other	1	1
Ending balance	383	339
Usina Hidreletrica Itaocara SA [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	3
Equity method gain (Statement of income)	(2)
Injections / acquisitions	3	3
Ending balance	4	3
Companhia De Transmissa Centroeste De Minas [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	21
Equity method gain (Statement of income)	5
Dividends	(5)
Ending balance	21	21
Lepsa [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	344
Equity method gain(Other comprehensive income)	(2)
Other	R$ (342)
Ending balance		R$ 344